Long-term investment (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Investments [Abstract]
Schedule of Long-term Investment
As of December 31, 2016 and 2017, the long-term investment consisted of the following:

	Initial Cost	Ownership	December 31, 2016
	US$		US$
Cost method investee
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Equity method investee
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	7,555,911

Total			7,797,559

	Initial Cost	Ownership	December 31, 2017
	US$		US$
Cost method investee
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	738,073
Equity method investee
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,118,800
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,202,661
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	413,210,492	49%	412,593,226
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	8,207,136
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	765,205
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	30,608,185
Wuhu Penghua Tenth Investment Center (Limited Partnership)	367,298,216	n/a	367,298,216
Total			829,773,150

Schedule of Equity Method Investees
Summarized financial information of the major equity method investees is presented is as follows:

December 31, 2017
US$
( in thousands)

Current assets	1,239,060
Noncurrent assets	563,759
Current liabilities	561,064
Non-current liabilities	517,004
Gross revenue	12,759
Gross profit	5,621
Loss from continuing operations	(622)
Net loss	(898)